Related Party Transactions (Details) - USD ($)		12 Months Ended
	Mar. 23, 2021	Mar. 31, 2025	Mar. 31, 2024	Jun. 18, 2024	Jun. 14, 2023	Mar. 14, 2023
Related Party Transactions [Line Items]
Shares issued (in Shares)		1,846,250	1,846,250
Shares outstanding (in Shares)		1,846,250	1,846,250
Converted amount		$ 600,000
Deposit into the trust account		$ 100,000
Trust account per share (in Dollars per share)		$ 0.1
Extension aggregate per share (in Dollars per share)		$ 0.3
Working capital and extension loans		$ 2,976,966	$ 1,791,000
Monthly fee		25,000
General and administrative services amount		$ 25,000	$ 25,000
Working Capital and Extension Loans [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)		$ 10
Aggregate amount		$ 1,725,000
Private Units [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)		$ 10
Convertible debt		$ 1,725,000
Business Combination [Member]
Related Party Transactions [Line Items]
Deposit into the trust account				$ 50,000	$ 575,000	$ 575,000
Trust account per share (in Dollars per share)		$ 0.1
Maxim Group LLC [Member]
Related Party Transactions [Line Items]
Business combination, term		12 months
Sponsor [Member]
Related Party Transactions [Line Items]
Deposit into the trust account		$ 575,000
Insider shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	1,437,500	1,437,500	1,437,500
Aggregate purchase price	$ 25,874
Purchase price per share (in Dollars per share)	$ 0.018
Shares outstanding (in Shares)		1,437,500	1,437,500
Representative Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		57,500